Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Net deferred tax liability

The net deferred tax liability in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	December 31, 2012	December 31, 2011
Deferred tax liability	$-	$-
Deferred tax asset
Accrued salary	107,368	20,910
Net operation loss carry forward	405,002	296,707
Valuation allowance	(512,370)	(317,617)
Net deferred tax asset	-	-
Net deferred tax liability	-	-

Income tax expense

The components of income tax expense related to continuing operations are as follows:

	December 31, 2012	December 31, 2011
Federal
Current	$-	$-
Deferred	-	-
	-	-
State and Local
Current	$-	$-
Deferred	-	-

Reconciliation of federal statutory income tax rate to our effective income tax rate

The Company’s income tax expense differed from the statutory rates (federal 34% and state 0%) as follows:

	December 31, 2012	December 31, 2011
Statutory rate applied to earnings before income taxes	$(367,777)	$(305,480)
Increase in income taxes resulting from:
Non-deductible expenses	173,024	53,863
Change in deferred tax asset valuation allowance	194,753	251,617
Income Tax expense	$-	$-